3. Loans, Allowance for Loan Losses and Credit Quality (Details 8) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Allowance related to TDRs	$ 104,548	$ 114,726